NOTE 9. INCOME TAXES - Schedule of Tax expense (benefit) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current tax expense	$ 7,247	$ 0
Deferred tax expense	0	0
Tax expense (benefit)	$ 7,247	$ 0